Form N-1A Cover	Nov. 01, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PACIFIC SELECT FUND
Entity Central Index Key	0000813900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 01, 2024
ESG Diversified Growth Portfolio [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
ESG Diversified Portfolio [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
Mid-Cap Plus Bond Alpha Portfolio [Member]
Prospectus [Line Items]
Prospectus Date	May 01, 2024
QQQ Plus Bond Alpha Portfolio [Member]
Prospectus [Line Items]
Prospectus Date	Oct. 15, 2024
Mid-Cap Plus Bond Alpha Portfolio (formerly Mid-Cap Equity Portfolio)
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED NOVEMBER 1, 2024

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

ESG Diversified Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED NOVEMBER 1, 2024

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

ESG Diversified Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED NOVEMBER 1, 2024

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

QQQ Plus Bond Alpha Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED NOVEMBER 1, 2024

TO THE PACIFIC SELECT FUND PROSPECTUS DATED OCTOBER 15, 2024

FOR CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated October 15, 2024 for Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.